Portfolio of Investments
Columbia Contrarian Asia Pacific Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 11.7%
Ansell Ltd.	10,265	216,974
Aristocrat Leisure Ltd.	12,762	304,363
Australia & New Zealand Banking Group Ltd.	11,162	190,004
BHP Group Ltd.	27,595	707,644
LendLease Group	12,681	152,302
Macquarie Group Ltd.	2,992	285,886
Pilbara Minerals Ltd.(a)	586,811	113,094
Total		1,970,267
China 37.0%
58.Com, Inc., ADR(a)	2,666	148,283
Alibaba Group Holding Ltd., ADR(a)	5,943	1,227,764
Baoshan Iron & Steel Co., Ltd.	167,000	127,785
Baozun, Inc., ADR(a)	3,840	115,622
BBMG Corp., Class H	789,000	210,792
BeiGene Ltd.(a)	15,100	175,866
Beijing Enterprises Water Group Ltd.(a)	696,000	309,525
China Construction Bank Corp., Class H	598,380	453,295
China Mobile Ltd.	55,500	456,191
China Overseas Land & Investment Ltd.	56,000	180,008
NetEase, Inc., ADR	378	121,247
Ping An Insurance Group Co. of China Ltd., Class H	53,000	599,316
Shanghai International Airport Co., Ltd., Class A	9,200	89,774
Sinopec Kantons Holdings Ltd.	774,000	301,257
Tencent Holdings Ltd.	28,200	1,344,864
Times China Holdings Ltd.	186,000	324,484
Times Neighborhood Holdings Ltd.(a),(b)	81,153	50,364
Total		6,236,437
Hong Kong 9.1%
AIA Group Ltd.	47,600	471,666
Galaxy Entertainment Group Ltd.	35,000	229,060
Hong Kong Exchanges and Clearing Ltd.	11,060	363,403
Hua Hong Semiconductor Ltd.(b)	139,000	331,796
Sun Hung Kai Properties Ltd.	9,500	132,339
Total		1,528,264
Common Stocks (continued)
Issuer	Shares	Value ($)
India 7.4%
Adani Ports & Special Economic Zone Ltd.	34,999	180,737
Godrej Consumer Products Ltd.	19,906	187,471
Larsen & Toubro Ltd.	18,507	354,501
Mahindra & Mahindra Ltd.	19,114	151,612
Reliance Industries Ltd.	12,226	241,151
UPL Ltd.	17,604	129,525
Total		1,244,997
Jersey 1.4%
Amcor PLC	21,863	229,749
Macau 1.8%
Wynn Macau Ltd.	146,400	303,876
Philippines 1.1%
Metropolitan Bank & Trust Co.	164,708	185,835
Singapore 1.2%
DBS Group Holdings Ltd.	10,832	199,537
South Korea 11.4%
E-MART, Inc., Class L	2,822	260,130
Hana Financial Group, Inc.	10,502	290,229
Samsung Electro-Mechanics Co., Ltd.	4,502	461,579
Samsung Electronics Co., Ltd.	19,783	916,606
Total		1,928,544
Taiwan 12.0%
MediaTek, Inc.	56,000	708,534
Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	907,651
Yageo Corp.	32,000	401,398
Total		2,017,583
Thailand 1.7%
Kasikornbank PCL, Foreign Registered Shares	23,400	105,460
Thai Beverage PCL	323,200	187,593
Total		293,053
Total Common Stocks (Cost $14,055,059)		16,138,142

Columbia Contrarian Asia Pacific Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Contrarian Asia Pacific Fund, January 31, 2020 (Unaudited)
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(c),(d)	745,948	745,948
Total Money Market Funds (Cost $745,933)		745,948
Total Investments in Securities (Cost $14,800,992)		16,884,090
Other Assets & Liabilities, Net		(26,357)
Net Assets		$16,857,733
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $382,160, which represents 2.27% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	506,807	1,675,776	(1,436,635)	745,948	34	15	1,924	745,948
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Contrarian Asia Pacific Fund | Quarterly Report 2020